Shareholder Fees (dei_DocumentInformationDocumentAxis, (Oppenheimer Limited-Term Government Fund))	0 Months Ended
Jan. 27, 2012
Class A
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	3.50%
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	none
Class B
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	4.00%
Class C
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	1.00%
Class N
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	1.00%
Class Y
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	none